Other long-term assets (Tables)	12 Months Ended
Sep. 30, 2021
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of other long-term assets

	As at September 30, 2021	As at September 30, 2020
	$	$
Prepaid long-term maintenance agreements	32,019	17,567
Insurance contracts held to fund defined benefit pension and life assurance arrangements - reimbursement rights (Note 17)	21,250	24,033
Retirement benefits assets (Note 17)	106,228	86,127
Deposits	15,641	13,312
Deferred financing fees	2,533	3,408
Other	13,841	19,292
	191,512	163,739